Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Loss Per Share

The following is the reconciliation of the loss attributable to ordinary shareholders (including Class B shareholders) and weighted average number of ordinary shares (including Class B shares) used in the computation of basic and diluted loss per share for the years ended March 31, 2019, 2020 and 2021:

	For the year ended March 31
Particulars	2019	2020	2021
Loss attributable to ordinary shareholders (including Class B shareholders)	(167,759)	(447,781)	(55,639)
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic loss per share	103,989,421	105,190,507	106,797,245
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive loss per share	103,989,421	105,190,507	106,797,245
Loss per share (USD)
Basic	(1.61)	(4.26)	(0.52)
Diluted	(1.61)	(4.26)	(0.52)